INVESTMENT IN NON-CONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2015
INVESTMENT IN NON-CONSOLIDATED AFFILIATES [Abstract]
INVESTMENT IN NON-CONSOLIDATED AFFILIATES

(7) INVESTMENT IN NON-CONSOLIDATED AFFILIATES

	December 31,
	2014	2015
Cost method investments:
2014 Affiliate Company	9,000,000	9,000,000
2014 Second Affiliate Company	6,000,000	6,000,000
2014 Third Affiliate Company	-	2,423,934
2015 Affiliate Company	-	15,000,000
Total carrying value	15,000,000	32,423,934

	December 31,
	2014	2015
Equity method investments:
2012 Affiliate Company	75,552,753	66,184,775
2013 Affiliate Company	788,932	-
2014 Third Affiliate Company	5,600,000	-
Total carrying value	81,941,685	66,184,775

2012 Affiliate Company

In 2012, the Group invested RMB5.6 million in 2012 Affiliate Company to obtain a 30% equity interest.  The Group accounted for the investment in 2012 Affiliate Company using the equity method and recognized the Group's share of the net loss of 2012 Affiliate Company on a one-quarter lag basis, as the financial statements of 2012 Affiliate Company were not available early enough to permit the Group to report its share without such a lag. In 2012, due to a decline in 2012 Affiliate Company's financial performance, a reduction in its value was considered an other-than-temporary impairment under ASC 323, and accordingly the Group's investment was fully impaired.

In 2013, 2012 Affiliate Company changed its business focus to property management software development, which was of interest to the Group. As such, in March and December 2014, the Group obtained an additional 19% equity interest through additional investments aggregating RMB76,663,200, of which RMB52,542,000 was recorded as "accrued expenses and other current liabilities" as of December 31, 2014 and was paid off in January 2015.

In 2015, the Group reached an agreement with an independent party to sell a 2.5% equity interest in 2012 Affiliate Company for cash consideration of RMB13,750,000, and recognized a disposal gain of RMB10,014,455.

The carrying amount and share of net loss for investment in 2012 Affiliate Company as of December 31, 2014 and 2015 were as follows:

	December 31,
	2014	2015
Balance at the beginning of the year	-	75,552,753
Investment in non-consolidated affiliate	76,663,200	-
Disposal of investment in non-consolidated affiliate	-	(3,735,545)
Share of net loss in non-consolidated affiliate	(1,110,447)	(5,632,433)
Carrying value at the end of the year	75,552,753	66,184,775

There was no impairment indicator for this investment in the years ended December 31, 2014 and 2015.

 2013 Affiliate Company

On October 17, 2013, the Group acquired a 10% equity interest in 2013 Affiliate Company for RMB4,500,000, which was paid as of December 31, 2013. Given the Group's equity interest and representation on the board of directors of 2013 Affiliate Company, the Group has applied equity method accounting to account for the investment in 2013 Affiliate Company. The Group recognized Group's share of the net loss of 2013 Affiliate Company on a one-quarter lag basis, as the financial statements of 2013 Affiliate Company were not available early enough to permit the Group to report its share without such a lag.

As the fair values of the investment were lower than its carrying values, the Group recorded impairment charges of RMB3,413,146 and RMB459,253 as "net income/(loss) in non-consolidated affiliates" in the consolidated statements of comprehensive loss in the years ended December 31, 2014 and 2015, respectively.

The carrying amounts and share of net loss for investment in 2013 Affiliate Company as of December 31, 2014 and 2015 were as follows:

	December 31,	December 31,
	2014	2015
Balance at the beginning of the year	4,500,000	788,932
Share of net loss in non-consolidated affiliate	(297,922)	(329,679)
Impairment of investment in non-consolidated affiliate	(3,413,146)	(459,253)
Carrying value at the end of the year	788,932	-

 2014 Affiliate Company

On July 21, 2014, the Group acquired a 20% equity interest in 2014 Affiliate Company for total cash consideration of RMB9,000,000. The Group applied the cost method to account for the investment as the investment was not considered to be common equity due to the investment having a substantive liquidation preference.

2014 Second Affiliate Company

On November 5, 2014, the Group acquired a 10% equity interest in 2014 Second Affiliate Company for total cash consideration of RMB6,000,000. The Group applied the cost method to account for the investment due to the Group's lack of ability to exercise significant influence, and the investment was not considered common equity due to the investment having a substantive liquidation preference.

There was no impairment indicator for these two investments in the years ended December 31, 2014 and 2015.

2014 Third Affiliate Company

On December 12, 2014, the Group invested RMB5,600,000 to acquire a 30% equity interest in 2014 Third Affiliate Company and accounted for this investment using the equity method. The total cash consideration of RMB5,600,000 was recorded as "accrued expenses and other current liabilities" in the consolidated balance sheets as of December 31, 2014 and was paid off in January 2015. The Group recognized the Group's share of the net loss of 2014 Third Affiliate Company on a one-quarter lag basis, as the financial statements of 2014 Third Affiliate Company were not available early enough to permit the Group to report its share without such a lag. The Group's share of the net loss of 2014 Third Affiliate Company from December 12, 2014 through December 31, 2014 was not material.

On July 20, 2015, the Group disposed of a 15% equity interest in 2014 Third Affiliate Company for proceeds of RMB5,600,000 and realized a gain of RMB3,176,066 as "net income/(loss) in non-consolidated affiliates." Upon the completion of the disposition, the Group held a remaining 15% equity interest in 2014 Third Affiliate Company and switched to cost method accounting for the investment due to the Group's lack of ability to exercise significant influence. There was no impairment indicator for this investment in the years ended December 31, 2014 and 2015.

The carrying amounts and share of net loss for investment in 2014 Third Affiliate Company as of December 31, 2014 and 2015 were as follows:

	December 31,
	2014	2015
Balance at the beginning of the year	-	5,600,000
Investment in non-consolidated affiliate	5,600,000	-
Share of net loss in non-consolidated affiliate	-	(752,132)
Disposal of investment in non-consolidated affiliate	-	(2,423,934)
Carrying value at the end of the year	5,600,000	2,423,934

2015 Affiliate Company

On April 20, 2015, the Group acquired a 9% of equity interest in 2015 Affiliate Company for cash consideration of RMB15,000,000. The Group applied the cost method to account for the investment due to the Group's lack of ability to exercise significant influence and the investment not being considered common equity due to the investment having a substantive liquidation preference. There was no impairment indicator for this investment in the year ended December 31, 2015.